Stock-Based Compensation (Options Granted) (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010	Dec. 28, 2010 Stock Option [Member]	Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Jan. 01, 2013 Stock Option [Member]	Jan. 03, 2012 Stock Option [Member]	Dec. 27, 2010 Stock Option [Member]	Jan. 01, 2013 April 10, 2012 [Member] Stock Option [Member]	Jan. 01, 2013 May 14, 2012 [Member] Stock Option [Member]	Jan. 01, 2013 September 20, 2012 [Member] Stock Option [Member]	Jan. 01, 2013 December 6, 2012 [Member] Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				2,420,861	0	[1]	8,655	[1]	538,273	[1]	176,850	[1]	516,473	283,307	736,734	15,868	152,328	8,655	339,622
Exercise price (USD per share)				$ 8.67									$ 11.27	$ 8.67	$ 5.86	$ 9.53	$ 9.53	$ 10.40	$ 12.13
Weighted average fair market value on option grant date (USD per share)	$ 2.84	$ 1.89	$ 1.72				$ 1.25		$ 5.81		$ 1.21					$ 9.53	$ 9.53	$ 10.40	$ 12.13

[1]	The stock options granted in the first three quarters of 2013 included 403,900 awards to two executive officers of which 50% vested at IPO and the remaining vest annually over four years on the anniversary of the grant in equal installments.